Eaton Vance
Oregon Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.4%
Oregon, Bond Bank Revenue, 5.00%, 1/1/33	$610	$ 647,546
		$ 647,546
Education — 6.7%
Forest Grove, OR, (Pacific University):
4.00%, 5/1/39	$620	$ 556,735
4.00%, 5/1/40	860	762,571
5.00%, 5/1/30	500	511,425
Oregon Facilities Authority, (University of Portland):
5.00%, 4/1/27	500	521,215
5.00%, 4/1/29	500	519,660
University of Oregon, 5.00%, 4/1/50	2,500	2,664,750
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	898,082
4.00%, 12/1/41	3,005	2,779,685
4.00%, 12/1/51	1,175	1,014,542
		$ 10,228,665
Electric Utilities — 4.1%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 5.00%, 11/1/32(1)	$500	$ 550,230
Green Bonds, 5.00%, 11/1/34(1)	500	546,180
Green Bonds, 5.00%, 11/1/36(1)	500	542,270
Green Bonds, 5.00%, 11/1/39(1)	1,300	1,399,320
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	1,040	1,104,272
5.00%, 8/1/47	2,000	2,113,040
		$ 6,255,312
Escrowed/Prerefunded — 2.9%
Klamath County School District, OR, Prerefunded to 6/15/23, 5.00%, 6/15/29	$1,155	$ 1,170,616
Medford, OR, Prerefunded to 7/15/23, 5.00%, 7/15/32	545	553,431
Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,036,540
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, Prerefunded to 9/1/27, 5.00%, 9/1/38	1,500	1,659,030
		$ 4,419,617
Security	Principal Amount (000's omitted)	Value
General Obligations — 45.9%
Astoria School District No. 1C, OR, Clatsop County, 5.00%, 6/15/37	$1,380	$ 1,518,373
Beaverton School District 48J, OR:
5.00%, 6/15/52	370	406,304
5.00%, 6/15/52(2)	2,000	2,194,232
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,194,406
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,880,005
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	393,173
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,328,701
5.00%, 6/15/40	1,585	1,686,757
Clackamas County, OR, 5.00%, 6/1/26	3,340	3,601,823
David Douglas School District No. 40, OR, Multnomah County, 0.00%, 6/15/24	1,640	1,567,381
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,975	1,767,111
Gresham-Barlow School District No. 10Jt, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/31	200	148,164
0.00%, 6/15/32	400	283,652
0.00%, 6/15/33	500	338,990
5.00%, 6/15/25	1,000	1,056,960
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,660	1,044,742
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
5.00%, 6/15/32	2,000	2,179,220
5.00%, 6/15/37	1,605	1,720,576
Jackson County School District No. 6, OR, Central Point:
0.00%, 6/15/45	1,000	347,190
4.00%, 6/15/38	1,385	1,406,537
Lake Oswego, OR, 5.00%, 6/1/33	2,450	2,476,974
Metro, OR, 4.00%, 6/1/31	1,365	1,449,794
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/39	1,620	1,748,709
5.00%, 6/15/42	1,500	1,610,040
Oregon:
5.00%, 6/1/39	1,745	1,977,190
5.00%, 5/1/40	1,450	1,634,237
5.00%, 8/1/42	1,615	1,722,688
5.00%, 5/1/44	1,935	2,092,315
Oregon City School District No. 62, Clackamas County:
5.00%, 6/15/38	2,000	2,167,520
5.00%, 6/15/49	3,000	3,193,500

Eaton Vance
Oregon Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	$505	$ 506,212
Pendleton School District No. 16R, OR, Umatilla County, 5.00%, 6/15/24	1,220	1,264,176
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	831,960
0.00%, 6/15/30	700	541,457
Portland Housing Authority, OR, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,327,834
Portland Housing Authority, OR, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,742,603
Portland, OR, 5.00%, 4/1/41	1,220	1,362,215
Puerto Rico, 5.625%, 7/1/29	1,250	1,281,313
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties:
0.00%, 6/15/25	460	426,199
0.00%, 6/15/27	3,175	2,751,836
Redmond, OR:
5.00%, 6/1/28	605	625,570
5.00%, 6/1/38	1,000	1,087,250
Reynolds School District No. 7, OR, Multnomah County, 3.00%, 6/1/35	200	182,976
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	797,320
0.00%, 6/15/30	1,215	932,889
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/29	1,050	845,838
5.00%, 6/15/37	2,500	2,715,675
St. Helens School District No. 502, OR, 5.00%, 6/15/45	1,075	1,155,937
Warrenton-Hammond School District No. 30, OR, Clatsop County, 5.00%, 6/15/32	1,000	1,123,130
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	753,308
Winston-Dillard School District No. 116, OR:
0.00%, 6/15/35	230	139,242
0.00%, 6/15/36	435	249,281
0.00%, 6/15/39	605	292,082
		$ 70,073,567
Hospital — 14.7%
Medford Hospital Facilities Authority, OR, (Asante Health System):
4.00%, 8/15/39	$1,000	$ 981,710
5.00%, 8/15/45	4,500	4,695,480
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	$1,500	$ 1,531,110
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/29	1,000	1,041,640
5.00%, 10/1/30	300	324,597
5.00%, 10/1/35	275	288,511
5.00%, 10/1/40	1,750	1,782,760
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,513,525
Green Bonds, 4.00%, 7/1/41	2,605	2,574,339
Green Bonds, 4.00%, 7/1/51	2,000	1,897,220
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	5,250	5,401,410
Union County Hospital Facility Authority, OR, (Grande Ronde Hospital), 5.00%, 7/1/47	375	376,732
		$ 22,409,034
Housing — 1.2%
Oregon Housing and Community Services Department:
(AMT), 3.45%, 1/1/33	$920	$ 887,496
(AMT), 5.15%, 7/1/42	870	882,119
		$ 1,769,615
Insured - Electric Utilities — 2.1%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,050,392
(NPFG), 5.25%, 7/1/34	2,120	2,107,174
		$ 3,157,566
Insured - General Obligations — 4.2%
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$ 4,610,840
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	833,070
(AGC), 0.00%, 6/1/29	1,225	984,336
		$ 6,428,246
Other Revenue — 1.0%
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$ 233,503
Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/33	1,280	1,377,434
		$ 1,610,937

Eaton Vance
Oregon Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 2.5%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$ 89,235
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	175	175,710
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
1.20%, 6/1/28	500	425,490
4.00%, 12/1/36	1,000	874,460
5.00%, 12/1/36	750	736,672
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	619,620
5.00%, 5/15/24	110	110,425
5.00%, 5/15/25	130	130,532
5.00%, 5/15/26	135	135,335
5.00%, 5/15/33	540	540,751
		$ 3,838,230
Special Tax Revenue — 1.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$300	$ 300,813
Beaverton, OR, Special Tax Revenue, 4.00%, 6/1/37	400	409,468
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,600	1,518,096
		$ 2,228,377
Transportation — 9.9%
Oregon Department of Transportation, 5.00%, 11/15/35	$1,210	$ 1,350,070
Oregon Department of Transportation, (Highway User Tax), 5.00%, 11/15/40	4,630	5,121,845
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/24	1,000	1,027,320
(AMT), 5.00%, 7/1/25	1,000	1,039,350
(AMT), 5.00%, 7/1/29	395	415,248
(AMT), 5.00%, 7/1/34	1,525	1,619,763
(AMT), 5.00%, 7/1/34	1,160	1,179,001
(AMT), 5.00%, 7/1/36	1,265	1,308,870
(AMT), 5.00%, 7/1/44	2,000	2,054,040
		$ 15,115,507
Water and Sewer — 2.1%
Grants Pass, OR, Wastewater Revenue:
4.00%, 12/1/36	$1,160	$ 1,177,319
4.00%, 12/1/37	1,000	1,008,440
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Portland, OR, Water System Revenue, 5.00%, 5/1/44	$1,000	$ 1,080,540
		$ 3,266,299
Total Tax-Exempt Municipal Obligations (identified cost $150,689,182)		$151,448,518

Taxable Municipal Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.0%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(1)	$300	$ 274,023
Green Bonds, 2.37%, 11/1/27(1)	1,350	1,212,286
		$ 1,486,309
General Obligations — 0.6%
Klamath County School District, OR, 1.71%, 6/15/29	$1,130	$ 935,256
		$ 935,256
Insured - Housing — 0.9%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AGM), 1.286%, 7/1/24	$150	$ 141,587
(AGM), 1.659%, 7/1/26	175	155,545
(AGM), 2.255%, 7/1/28	175	150,843
(AGM), 2.579%, 7/1/30	250	208,925
(AGM), 3.508%, 7/1/41	1,000	768,300
		$ 1,425,200
Total Taxable Municipal Obligations (identified cost $4,530,000)		$ 3,846,765
Total Investments — 101.7% (identified cost $155,219,182)		$155,295,283
Other Assets, Less Liabilities — (1.7)%		$ (2,547,383)
Net Assets — 100.0%		$152,747,900

Eaton Vance
Oregon Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2022, the aggregate value of these securities is $4,825,122 or 3.2% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2022, 7.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 5.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at November 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$151,448,518	$ —	$151,448,518
Taxable Municipal Obligations	—	3,846,765	—	3,846,765
Total Investments	$ —	$155,295,283	$ —	$155,295,283
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
4